Note 14 - Earnings (Loss) Per Share (Details Textual) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	46,236,757	70,170,368	60,100,368	18,991,971